Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of geographic region
Goodwill	€ 11,806,784,000	€ 12,103,921,000
Intangible assets other than goodwill	€ 654,520,000	€ 683,058,000